Share-based Compensation Plans (Fair Value Assumptions) (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum
Fair Value Assumptions and Methodology
Risk-free interest rate, minimum	[1]	0.60%	0.30%	0.10%
Expected dividend yield		0.20%	0.20%	0.40%
Expected life		1 year	1 year	1 year
Volatility, minimum		23.00%	23.00%	23.00%
Forfeiture rate		5.00%	5.00%	5.00%
Maximum
Fair Value Assumptions and Methodology
Risk-free interest rate, maximum	[1]	1.80%	1.80%	0.90%
Expected dividend yield		0.40%	0.40%	0.60%
Expected life		4 years	4 years	4 years
Volatility, maximum		26.00%	27.00%	26.00%
Forfeiture rate		7.00%	7.00%	9.00%

[1]	Risk-free interest rate is for UK and US grants